Schedule of Investments (unaudited)	iShares® Core High Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Lockheed Martin Corp.	263,865	$84,917,034

Air Freight & Logistics — 1.7%
United Parcel Service Inc., Class B	629,286	97,539,330

Beverages — 7.2%
Coca-Cola Co. (The)	4,430,662	213,336,375
PepsiCo Inc.	1,448,687	197,847,184
		411,183,559
Biotechnology — 2.6%
Amgen Inc.	607,789	146,738,498

Capital Markets — 1.6%
Ares Management Corp., Class A	116,149	5,245,289
Artisan Partners Asset Management Inc., Class A	147,372	7,132,805
Cohen & Steers Inc.	17,845	1,168,848
Eaton Vance Corp., NVS	96,870	6,503,852
Evercore Inc., Class A	37,460	4,086,886
Franklin Resources Inc.	449,672	11,821,877
Invesco Ltd.	492,734	10,145,393
Janus Henderson Group PLC	245,057	7,537,953
Moelis & Co., Class A	72,216	3,589,857
T Rowe Price Group Inc.	200,925	31,440,744
		88,673,504
Chemicals — 0.5%
Eastman Chemical Co.	128,029	12,591,652
International Flavors & Fragrances Inc.(a)	106,709	11,991,957
Sensient Technologies Corp.	33,065	2,332,075
		26,915,684
Communications Equipment — 4.0%
Cisco Systems Inc.	5,083,822	226,636,785

Containers & Packaging — 0.5%
Amcor PLC	2,366,418	25,888,613

Distributors — 0.3%
Genuine Parts Co.	173,486	16,286,866

Diversified Telecommunication Services — 14.8%
AT&T Inc.	17,556,412	502,640,076
Verizon Communications Inc.	6,298,304	344,832,144
		847,472,220
Electric Utilities — 5.7%
Alliant Energy Corp.	270,747	13,171,842
American Electric Power Co. Inc.	654,710	52,972,586
Duke Energy Corp.	1,157,650	108,819,100
IDACORP Inc.	57,377	5,066,389
Pinnacle West Capital Corp.	171,446	12,901,311
Southern Co. (The)	1,658,116	97,696,195
Xcel Energy Inc.	513,663	32,869,295
		323,496,718
Electrical Equipment — 0.1%
Hubbell Inc.	49,222	7,658,943

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	1,106,825	24,582,583

Food Products — 1.2%
General Mills Inc.	782,862	45,484,282
Security	Shares	Value

Food Products (continued)
Kellogg Co.	347,787	$20,498,566
		65,982,848
Gas Utilities — 0.3%
Atmos Energy Corp.	117,838	10,487,582
National Fuel Gas Co.	141,484	5,696,146
		16,183,728
Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	685,689	142,513,602

Household Products — 5.8%
Kimberly-Clark Corp.	400,712	52,934,055
Procter & Gamble Co. (The)	2,151,320	275,820,737
Reynolds Consumer Products Inc.	57,794	1,733,820
		330,488,612
Industrial Conglomerates — 2.2%
3M Co.	720,119	126,496,103

Insurance — 1.4%
Aflac Inc.	613,358	27,711,514
Everest Re Group Ltd.	39,273	8,289,745
First American Financial Corp.	145,249	7,595,070
Hanover Insurance Group Inc. (The)	31,389	3,530,321
Mercury General Corp.	54,089	2,867,258
Travelers Companies Inc. (The)	237,810	32,413,503
		82,407,411
IT Services — 0.5%
Paychex Inc.	317,653	27,737,460

Leisure Products — 0.2%
Hasbro Inc.	145,692	13,668,823

Machinery — 0.7%
Cummins Inc.	132,566	31,076,122
Snap-on Inc.	54,986	9,896,930
		40,973,052
Metals & Mining — 0.1%
Southern Copper Corp.	106,219	7,054,004

Multi-Utilities — 1.9%
CMS Energy Corp.	290,897	16,546,221
DTE Energy Co.	232,666	27,622,108
Public Service Enterprise Group Inc.	649,393	36,645,247
WEC Energy Group Inc.	320,708	28,510,941
		109,324,517
Oil, Gas & Consumable Fuels — 20.1%
Cabot Oil & Gas Corp.	353,176	6,473,716
Chevron Corp.	4,093,325	348,751,290
ConocoPhillips	1,610,167	64,454,985
EOG Resources Inc.	614,603	31,320,169
Exxon Mobil Corp.	12,812,700	574,521,468
Phillips 66	851,981	57,764,312
Williams Companies Inc. (The)	3,230,570	68,585,001
		1,151,870,941
Pharmaceuticals — 18.5%
Bristol-Myers Squibb Co.	2,481,991	152,468,707
Johnson & Johnson	2,589,252	422,384,679
Merck & Co. Inc.	2,755,471	212,364,150
Pfizer Inc.	7,521,863	270,034,882
		1,057,252,418

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings Inc.	237,408	$4,081,043

Semiconductors & Semiconductor Equipment — 2.8%
Maxim Integrated Products Inc.	224,778	19,715,279
Texas Instruments Inc.	855,712	141,782,921
		161,498,200
Textiles, Apparel & Luxury Goods — 0.3%
VF Corp.	259,425	19,942,000

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	133,955	1,663,721
TFS Financial Corp.	112,971	1,996,198
		3,659,919
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co. Inc., Class A	59,348	4,603,624
Watsco Inc.	39,141	9,334,737
		13,938,361
Total Common Stocks — 99.8%
(Cost: $5,795,702,270)		5,703,063,379

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(b)(c)(d)	12,090,246	12,097,500
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	18,480,000	$18,480,000
		30,577,500
Total Short-Term Investments — 0.5%
(Cost: $30,577,500)		30,577,500

Total Investments in Securities — 100.3%
(Cost: $5,826,279,770)		5,733,640,879

Other Assets, Less Liabilities — (0.3)%		(17,086,942)

Net Assets — 100.0%		$5,716,553,937

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$12,097,500	(a)	$—		$—	$—	$12,097,500	12,090,246	$1,192	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,280,000	—		(1,800,000	)(a)	—	—	18,480,000	18,480,000	9,241		—
BlackRock Inc.(c)	70,357,894	18,677,245		(115,736,460)		34,741,887	(8,040,566)	—	—	1,521,195		—
						$34,741,887	$(8,040,566)	$30,577,500		$1,531,628		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	69	03/19/21	$12,783	$124,456

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$5,703,063,379	$—	$—	$5,703,063,379
Money Market Funds	30,577,500	—	—	30,577,500
	$5,733,640,879	$—	$—	$5,733,640,879
Derivative financial instruments(a)
Assets
Futures Contracts	$124,456	$—	$—	$124,456

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3